Organization and Basis of Presentation (Tables)	3 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of ownership of the company by major stakeholders
At March 31, 2017 and December 31, 2016, Mammoth Holdings, Gulfport and Rhino owned the following share of outstanding common stock of Mammoth Inc:

	At March 31, 2017		At December 31, 2016
	Share Count	% Ownership	Share Count	% Ownership
Mammoth Holdings	20,443,903	54.5%	20,443,903	54.5%
Gulfport	9,073,750	24.2%	9,073,750	24.2%
Rhino	232,347	0.6%	232,347	0.6%
Outstanding shares owned by related parties	29,750,000	79.3%	29,750,000	79.3%
Total outstanding	37,500,000	100.0%	37,500,000	100.0%